Share-based payments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Charge has been recognised in income statement for Rio Tinto's share-based incentive plans, and the related liability (for cash-settled plans)
The charge that has been recognised in the income statement for Rio Tinto’s share-based incentive plans, and the related liability (for cash-settled plans), is set out in the table below.

	Charge recognised for the year			Liability at the end of the year
	2019 US$m	2018 US$m	2017 US$m	2019 US$m	2018 US$m
Equity-settled plans	118	118	88	—	—
Cash-settled plans	5	4	3	19	16
Total	123	122	91	19	16

Performance share plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of non-vested and vested shares

	Rio Tinto plc awards				Rio Tinto Limited awards
	2019 number	Weighted average fair value at grant date 2019 £	2018 number	Weighted average fair value at grant date 2018 £	2019 number	Weighted average fair value at grant date 2019 A$	2018 number	Weighted average fair value at grant date 2018 A$
Non-vested shares at 1 January	3,845,082	21.86	3,555,274	20.47	1,797,279	43.34	1,609,154	40.13
Awarded	755,735	24.68	801,047	26.87	297,189	54.55	387,298	53.85
Forfeited	(122,961)	23.95	(188,761)	21.45	(126,775)	44.02	(36,530)	43.83
Failed performance conditions	(384,130)	23.79	(107,625)	14.54	(188,956)	46.42	(54,322)	27.67
Vested	(290,332)	21.36	(214,853)	21.57	(142,220)	41.72	(108,321)	40.85
Non-vested shares at 31 December	3,803,394	22.20	3,845,082	21.86	1,636,517	45.11	1,797,279	43.34

	Rio Tinto plc awards				Rio Tinto Limited awards
	2019 number	Weighted average fair value at grant date 2019 £	2018 number	Weighted average fair value at grant date 2018 £	2019 number	Weighted average fair value at grant date 2019 A$	2018 number	Weighted average fair value at grant date 2018 A$
Vested awards settled in shares during the year (including dividend shares applied on vesting)	339,821	45.52	248,965	42.57	151,607	100.30	105,374	82.97
Vested awards settled in cash during the year (including dividend shares applied on vesting)	1,279	43.65	991	42.40	1,347	92.97	9,959	82.08

Share Incentive Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of non-vested and vested shares

	Rio Tinto plc awards(a)				Rio Tinto Limited awards
	2019 number	Weighted average fair value at grant date 2019 £	2018 number	Weighted average fair value at grant date 2018 £	2019 number	Weighted average fair value at grant date 2019 A$	2018 number	Weighted average fair value at grant date 2018 A$
Non-vested awards at 1 January	3,042,020	31.43	3,473,092	27.23	2,613,930	61.71	2,933,237	54.15
Awarded	1,043,817	40.41	1,135,103	39.49	846,008	86.56	943,315	78.36
Forfeited	(224,402)	39.46	(250,853)	30.26	(174,025)	72.18	(185,062)	64.60
Cancelled	(24,043)	32.87	(33,563)	26.52	(35,481)	60.91	(36,613)	52.84
Vested	(1,224,379)	25.40	(1,281,759)	27.54	(976,763)	49.39	(1,040,947)	55.30
Non-vested shares at 31 December	2,613,013	37.14	3,042,020	31.43	2,273,669	75.46	2,613,930	61.71
Comprising:
– Management Share Awards	1,398,039	38.68	1,666,082	32.52	1,363,601	78.67	1,520,292	64.06
– Bonus Deferral Awards	192,878	41.95	203,900	37.86	87,930	87.81	127,423	71.93
– Global Employee Share Plan	982,932	33.98	1,102,322	28.68	822,138	68.82	966,215	56.66
– UK Share Plan	39,164	37.86	69,716	29.90	—	—	—	—

	2019 number	Weighted average fair value at grant date 2019 £	2018 number	Weighted average fair value at grant date 2018 £	2019 number	Weighted average fair value at grant date 2019 A$	2018 number	Weighted average fair value at grant date 2018 A$
Vested awards settled in shares during the year (including dividend shares applied on vesting):
– Management Share Awards	681,242	43.68	669,678	40.03	582,948	93.05	570,173	80.87
– Bonus Deferral Awards	163,076	42.53	221,198	37.69	85,142	97.30	108,001	75.36
– Global Employee Share Plan	543,426	43.04	451,710	39.06	421,614	91.50	473,420	78.78
– UK Share Plan	34,196	42.21	16,968	38.21	—	—	—	—

(a)	Awards of Rio Tinto American Depository Receipts (ADRs) under the Global Employee Share Plan are included within the totals for Rio Tinto plc awards for the purpose of these tables.